Schedule III	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III

Schedule III
Jackson National Life Insurance Company and Subsidiaries
Supplemental Insurance Information
(In millions)

		Reserves for
	Deferred	Future Policy
	Acquisition	Benefits and	Other Contract
	Costs	Claims Payable	Holder Funds
December 31, 2022
Retail Annuities	$13,433	$2,208	$36,253
Closed Life and Annuity Blocks	132	12,047	12,714
Institutional Products	—	—	9,019
Corporate and Other	(158)	—	—
Total	$13,407	$14,255	$57,986

December 31, 2021
Retail Annuities	$14,125	$5,977	$36,507
Closed Life and Annuity Blocks	126	12,677	13,157
Institutional Products	—	—	8,830
Corporate and Other	(5)	—	—
Total	$14,246	$18,654	$58,494

December 31, 2020
Retail Annuities	$13,739	$9,075	$38,720
Closed Life and Annuity Blocks	134	13,417	13,491
Institutional Products	—	—	11,138
Corporate and Other	24	—	—
Total	$13,897	$22,492	$63,349